Segments Disclosures	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Segments Disclosures	Segment Disclosures
A. Description of Reportable Segments
The Company has six reportable segments as described in Note 1. The Gas reportable segment includes Heartland, which was acquired on Dec. 4, 2024. The Company has aggregated Heartland within the Gas operating segment as they are similar in the nature of the product and process and are subject to similar environmental regulations. Refer to Note 4 for more details.
The following tables provides each segment's results in the format that the TransAlta’s President and Chief Executive Officer (the chief operating decision maker) (CODM) reviews the Company's segments to make operating decisions and assess performance. The CODM assesses the performance of the operating segments based on a measure of adjusted EBITDA. This measurement basis represents earnings before income taxes, adjusted for the effects of: depreciation of property, plant and equipment and amortization of intangibles, depreciation of right‐of‐use assets, finance lease income, unrealized mark-to-market gains or losses, gains and losses related to closed positions effectively settled by offsetting positions with exchanges recorded in the year the positions are settled, unrealized foreign exchange gains or losses on commodity transactions, interest income recorded on the prepaid funds, Brazeau penalties, acquisition-related transaction and restructuring costs,
ERP integration costs, revenues and fuel and purchased power related to the Planned Divestitures, items within the Energy Transition segment that may not be reflective of ongoing operations including certain costs related to decisions made to accelerate our transition off-coal in Alberta and our planned transition off-coal for Centralia, Sundance A decommissioning costs reimbursement, impairment charges, share of (profit) loss of joint venture and other costs or income adjustments.
For internal reporting purpose, the earnings information from the Company's investment in Skookumchuck has been presented in the Wind and Solar segment on a proportionate basis. Information on a proportionate basis reflects the Company's share of Skookumchuck's statement of earnings on a line-by-line basis. Proportionate financial information is not and is not intended to be, presented in accordance with IFRS. Under IFRS, the investment in Skookumchuck has been accounted for as a joint venture using the equity method.
The tables below show the reconciliation of the total segmented results and adjusted EBITDA to the statement of earnings reported under IFRS.
B. Reported Adjusted Segment Earnings and Segment Assets
I. Reconciliation of Adjusted EBITDA to Earnings before Income Tax

Year ended Dec. 31, 2024	Hydro	Wind & Solar(1)	Gas	Energy Transition	Energy Marketing	Corporate	Total	Equity- accounted investments(1)	Reclass adjustments	IFRS financials
Revenues	409	357	1,350	616	168	(34)	2,866	(21)	—	2,845
Reclassifications and adjustments:
Unrealized mark-to-market (gain) loss	1	84	(60)	(36)	14	—	3	—	(3)	—
Realized gain (loss) on closed exchange positions	—	—	7	2	(15)	—	(6)	—	6	—
Decrease in finance lease receivable	—	2	19	—	—	—	21	—	(21)	—
Finance lease income	—	6	8	—	—	—	14	—	(14)	—
Revenues from Planned Divestitures	—	—	(1)	—	—	—	(1)	—	1	—
Brazeau penalties	(20)	—	—	—	—	—	(20)	—	20	—
Unrealized foreign exchange gain on commodity	—	—	(2)	—	—	—	(2)	—	2	—
Adjusted revenues	390	449	1,321	582	167	(34)	2,875	(21)	(9)	2,845
Fuel and purchased power	16	30	475	418	—	—	939	—	—	939
Reclassifications and adjustments:
Fuel and purchased power related to Planned Divestitures	—	—	(1)	—	—	—	(1)	—	1	—
Australian interest income	—	—	(4)	—	—	—	(4)	—	4	—
Adjusted fuel and purchased power	16	30	470	418	—	—	934	—	5	939
Carbon compliance	—	—	145	1	—	(34)	112	—	—	112
Gross margin	374	419	706	163	167	—	1,829	(21)	(14)	1,794
OM&A	86	97	198	69	36	173	659	(4)	—	655
Reclassifications and adjustments:
Brazeau penalties	(31)	—	—	—	—	—	(31)	—	31	—
ERP integration costs	—	—	—	—	—	(14)	(14)	—	14	—
Acquisition-related transaction and restructuring costs	—	—	—	—	—	(24)	(24)		24	—
Adjusted OM&A	55	97	198	69	36	135	590	(4)	69	655
Taxes, other than income taxes	3	16	13	3	—	1	36	—	—	36
Net other operating income	—	(10)	(40)	(9)	—	—	(59)	—	—	(59)
Reclassifications and adjustments:
Sundance A decommissioning cost reimbursement	—	—	—	9	—	—	9	—	(9)	—
Adjusted net other operating income	—	(10)	(40)	—	—	—	(50)	—	(9)	(59)
Adjusted EBITDA(2)	316	316	535	91	131	(136)	1,253
Equity income										5
Finance lease income										14
Depreciation and amortization										(531)
Asset impairment charges										(46)
Interest income										30
Interest expense										(324)
Foreign exchange gain										5
Gain on sale of assets and other										4
Earnings before income taxes										319
(1)The Skookumchuck wind facility has been included on a proportionate basis in the Wind and Solar segment.
(2)Adjusted EBITDA are not defined and have no standardized meaning under IFRS.

Year ended Dec. 31, 2023	Hydro	Wind & Solar(1)	Gas	Energy Transition	Energy Marketing	Corporate	Total	Equity- accounted investments(1)	Reclass adjustments	IFRS financials
Revenues	533	357	1,514	751	220	1	3,376	(21)	—	3,355
Reclassifications and adjustments:
Unrealized mark-to-market (gain) loss	(4)	16	(67)	(5)	23	—	(37)	—	37	—
Realized gain (loss) on closed exchange positions	—	—	10	—	(91)	—	(81)	—	81	—
Decrease in finance lease receivable	—	—	55	—	—	—	55	—	(55)	—
Finance lease income	—	—	12	—	—	—	12	—	(12)	—
Unrealized foreign exchange gain on commodity	—	—	1	—	—	—	1	—	(1)	—
Adjusted revenues	529	373	1,525	746	152	1	3,326	(21)	50	3,355
Fuel and purchased power	19	30	453	557	—	1	1,060	—	—	1,060
Reclassifications and adjustments:
Australian interest income	—	—	(4)	—	—	—	(4)	—	4	—
Adjusted fuel and purchased power	19	30	449	557	—	1	1,056	—	4	1,060
Carbon compliance	—	—	112	—	—	—	112	—	—	112
Gross margin	510	343	964	189	152	—	2,158	(21)	46	2,183
OM&A	48	80	192	64	43	115	542	(3)	—	539
Taxes, other than income taxes	3	12	11	3	—	1	30	(1)	—	29
Net other operating income	—	(7)	(40)	—	—	—	(47)		—	(47)
Reclassifications and adjustments:
Insurance recovery	—	1	—	—	—	—	1	—	(1)	—
Adjusted net other operating income	—	(6)	(40)	—	—	—	(46)	—	(1)	(47)
Adjusted EBITDA(2)	459	257	801	122	109	(116)	1,632
Equity income										4
Finance lease income										12
Depreciation and amortization										(621)
Asset impairment charges										48
Interest income										59
Interest expense										(281)
Foreign exchange gain										(7)
Gain on sale of assets and other										4
Earnings before income taxes										880
(1)The Skookumchuck wind facility has been included on a proportionate basis in the Wind and Solar segment.
(2)Adjusted EBITDA is not defined and has no standardized meaning under IFRS.

Year ended Dec. 31, 2022	Hydro	Wind & Solar(1)	Gas	Energy Transition	Energy Marketing	Corporate	Total	Equity- accounted investments(1)	Reclass adjustments	IFRS financials
Revenues	606	303	1,209	714	160	(2)	2,990	(14)		2,976
Reclassifications and adjustments:
Unrealized mark-to-market (gain) loss	1	104	251	10	12	—	378	—	(378)	—
Realized gain (loss) on closed exchange positions	—	—	(4)	—	47	—	43	—	(43)	—
Decrease in finance lease receivable	—	—	46	—	—	—	46	—	(46)	—
Finance lease income	—	—	19	—	—	—	19	—	(19)	—
Brazeau penalties	20	—	—	—	—	—	20	—	(20)	—
Unrealized foreign exchange gain on commodity	—	—	—	—	(1)	—	(1)	—	1	—
Adjusted revenues	627	407	1,521	724	218	(2)	3,495	(14)	(505)	2,976
Fuel and purchased power	22	31	641	566	—	3	1,263	—	—	1,263
Reclassifications and adjustments:
Australian interest income	—	—	(4)	—	—	—	(4)	—	4	—
Adjusted fuel and purchased power	22	31	637	566	—	3	1,259	—	4	1,263
Carbon compliance	—	1	83	(1)	—	(5)	78	—	—	78
Gross margin	605	375	801	159	218	—	2,158	(14)	(509)	1,635
OM&A	55	68	195	69	35	101	523	(2)	—	521
Reclassifications and adjustments:
Brazeau penalties	(2)	—	—	—	—	—	(2)	—	2	—
Adjusted OM&A	53	68	195	69	35	101	521	(2)	2	521
Taxes, other than income taxes	3	12	15	4	—	1	35	(2)	—	33
Net other operating loss (income)	—	(23)	(38)	—	—	—	(61)	3	—	(58)
Reclassifications and adjustments:
Royalty onerous contract and contract termination penalties	—	7	—	—	—	—	7	—	(7)	—
Adjusted net other operating loss (income)	—	(16)	(38)	—	—	—	(54)	3	(7)	(58)
Adjusted EBITDA(2)	549	311	629	86	183	(102)	1,656
Equity income										9
Finance lease income										19
Depreciation and amortization										(599)
Asset impairment charges										(9)
Interest income										24
Interest expense										(286)
Foreign exchange gain										4
Gain on sale of assets and other										52
Earnings before income taxes										353
(1)The Skookumchuck wind facility has been included on a proportionate basis in the Wind and Solar segment.
(2)Adjusted EBITDA is not defined and has no standardized meaning under IFRS.
II. Selected Consolidated Statements of Financial Position Information

As at Dec. 31, 2024	Hydro	Wind and Solar	Gas	Energy Transition	Energy Marketing	Corporate	Total
PP&E	501	3,428	1,805	206	—	80	6,020
Right-of-use assets	7	96	6	—	—	11	120
Intangible assets	3	133	108	4	3	30	281
Goodwill	258	178	51	—	30	—	517

As at Dec. 31, 2023	Hydro	Wind and Solar	Gas	Energy Transition	Energy Marketing	Corporate	Total
PP&E	462	3,360	1,543	251	—	98	5,714
Right-of-use assets	7	94	5	—	—	11	117
Intangible assets	2	141	40	4	5	31	223
Goodwill	258	176	—	—	30	—	464
III. Selected Consolidated Statements of Cash Flows Information
Additions to non-current assets are as follows:

Year ended Dec. 31, 2024	Hydro	Wind and Solar	Gas	Energy Transition	Energy Marketing	Corporate	Total
Additions to non-current assets:
PP&E(1)	64	97	100	13	—	37	311
Intangible assets(1)	—	—	—	—	—	10	10
(1)Excludes additions attributable to the Heartland acquisition on Dec. 4, 2024

Year ended Dec. 31, 2023	Hydro	Wind and Solar	Gas	Energy Transition	Energy Marketing	Corporate	Total
Additions to non-current assets:
PP&E	42	674	89	16	—	54	875
Intangible assets	—	—	—	—	—	13	13

Year ended Dec. 31, 2022	Hydro	Wind and Solar	Gas	Energy Transition	Energy Marketing	Corporate	Total
Additions to non-current assets:
PP&E	36	745	43	19	—	75	918
Intangible assets	—	19	—	—	3	9	31
C. Geographic Information
I. Revenues

Year ended Dec. 31	2024	2023	2022
Canada	2,009	2,218	1,905
U.S.	676	987	940
Western Australia	160	150	131
Total revenue	2,845	3,355	2,976
II. Non-Current Assets

	Property, plant and equipment		Right-of-use assets		Intangible assets		Other assets
As at Dec. 31	2024	2023	2024	2023	2024	2023	2024	2023
Canada	3,828	3,578	41	43	170	108	85	68
U.S.	1,852	1,749	74	71	86	88	36	42
Western Australia	340	387	5	3	25	27	58	69
Total	6,020	5,714	120	117	281	223	179	179
D. Significant Customer
For the year ended Dec. 31, 2024, sales to the Alberta Electric System Operator represented 24 per cent of the Company’s total revenue (2023 — 46 per cent of the Company’s total revenue). There were no other companies that accounted for more than 10 per cent of the Company's total revenue.